Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Fair Value of Purchase Price Allocation

A summary of the purchase price allocation at fair value is below:

Purchase Allocation
Vehicles and delivery equipment	$157,093
Customer list	459,657
Mobile app	252,423
Trade name	52,699
Goodwill	108,707
$1,030,579

The purchase price was paid as follows:

Cash	$175,000
Shares of Balance Labs	101,000
Acquisition payable	65,000
Assumed notes payable	647,579
Assumed accounts payable	42,000
$1,030,579

Schedule of Pro Forma Combined Statements of Operations

The accompanying unaudited pro forma combined statements of operations present the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the period from March 28, 2019 (inception) to December 31, 2019 assuming the acquisition occurred on March 28, 2019 (inception).

December 31, 2019 Summary Statement of Operations	EzFill Holdings	Neighborhood Fuel	Combined

Revenue	$1,221,285	$1,788,149	$3,009,434

Net Loss	$(701,994)	$(292,785)	$(994,779)

Net Loss per common share – basic and diluted	$(0.02)		$(0.03)

Weighted average common shares – basic and diluted	29,803,362		29,803,362

The accompanying unaudited pro forma combined statements of operations present the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the year ended December 31, 2020 assuming the acquisition occurred on January 1, 2020.

December 31, 2020 Summary Statement of Operations	EzFill Holdings	Neighborhood Fuel	Combined

Revenue	$3,586,244	$23,689	$3,609,933

Net Loss	$(7,254,006)	$(13,047)	$(7,267,053)

Net Loss per common share – basic and diluted	$(0.19)		$(0.19)

Weighted average common shares – basic and diluted	38,194,632		38,194,632

Neighborhood Fuel, Inc [Member]
Summary of Fair Value of Purchase Price Allocation

A summary of the purchase price allocation at fair value is below.

Purchase Allocation
Customer list	$395,416
Vehicles	198,087
Non-Compete	858
Mobile app	251,891
Trade name	50,559
Goodwill	1,276
$898,087

The purchase price was paid as follows:

Common stock issuable	$700,000
Vehicle obligations	198,087
$898,087